Pensions and Other Postretirement Benefits (Details 8) - Significant Unobservable Inputs (Level 3) [Member] - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Changes in plan assets:
Fair value of plan assets at beginning of year	$ 15.0	$ 15.0
Big Heart pension assets acquired	2.8	0.0
Actual return on plan assets still held at reporting date	0.7	0.0
Fair value of plan assets at end of year	$ 18.5	$ 15.0